UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett              New York, New York           February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       52

Form 13F Information Table Value Total:   $124,683
                                          (thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                               FORM 13F INFORMATION TABLE
                                                    December 31, 2010


COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4    COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                      VALUE    SHRS OR SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000) PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED   NONE

3M CO                         COM             88579Y101   1,386    16,059 SH          SOLE        NONE        0     0    16,059
ALTRIA GROUP INC              COM             02209S103   3,332   135,334 SH          SOLE        NONE        0     0   135,334
APACHE CORP                   COM             037411105     234     1,966 SH          SOLE        NONE        0     0     1,966
AT&T INC                      COM             00206R102   4,128   140,510 SH          SOLE        NONE        0     0   140,510
BELO CORP                     COM SER A       080555105     142    20,000 SH          SOLE        NONE        0     0    20,000
BERKSHIRE HATHAWAY INC DEL    CL A            084670108   1,084         9 SH          SOLE        NONE        0     0         9
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702   3,088    38,550 SH          SOLE        NONE        0     0    38,550
BRIGGS & STRATTON CORP        COM             109043109     283    14,396 SH          SOLE        NONE        0     0    14,396
CARNIVAL CORP                 PAIRED CTF      143658300   3,108    67,397 SH          SOLE        NONE        0     0    67,397
CATERPILLAR INC DEL           COM             149123101   4,640    49,543 SH          SOLE        NONE        0     0    49,543
CHEVRON CORP NEW              COM             166764100   4,392    48,134 SH          SOLE        NONE        0     0    48,134
CHUBB CORP                    COM             171232101   4,639    77,784 SH          SOLE        NONE        0     0    77,784
CISCO SYS INC                 COM             17275R102   1,180    58,308 SH          SOLE        NONE        0     0    58,308
COCA COLA CO                  COM             191216100   1,438    21,857 SH          SOLE        NONE        0     0    21,857
CONOCOPHILLIPS                COM             20825C104   1,248    18,333 SH          SOLE        NONE        0     0    18,333
COVIDIEN PLC                  SHS             G2554F105   3,814    83,537 SH          SOLE        NONE        0     0    83,537
DEERE & CO                    COM             244199105   5,564    67,000 SH          SOLE        NONE        0     0    67,000
DEVON ENERGY CORP NEW         COM             25179M103   1,099    14,000 SH          SOLE        NONE        0     0    14,000
DOVER CORP                    COM             260003108   3,276    56,056 SH          SOLE        NONE        0     0    56,056
DOW CHEM CO                   COM             260543103     225     6,600 SH          SOLE        NONE        0     0     6,600
EMERSON ELEC CO               COM             291011104     263     4,600 SH          SOLE        NONE        0     0     4,600
EXXON MOBIL CORP              COM             30231G102  12,080   165,211 SH          SOLE        NONE        0     0   165,211
GENERAL ELECTRIC CO           COM             369604103   1,049    57,342 SH          SOLE        NONE        0     0    57,342
INTERNATIONAL BUSINESS MACHS  COM             459200101   1,240     8,450 SH          SOLE        NONE        0     0     8,450
ISHARES TR                    MSCI EAFE IDX   464287465   2,479    42,585 SH          SOLE        NONE        0     0    42,585
ISHARES TR                    MSCI EMERG MKT  464287234   2,253    47,300 SH          SOLE        NONE        0     0    47,300
JPMORGAN CHASE & CO           COM             46625H100   3,789    89,319 SH          SOLE        NONE        0     0    89,319
JOHNSON CTLS INC              COM             478366107     210     5,500 SH          SOLE        NONE        0     0     5,500
JOHNSON & JOHNSON             COM             478160104   3,494    56,493 SH          SOLE        NONE        0     0    56,493
KRAFT FOODS INC               CL A            50075N104   2,709    85,987 SH          SOLE        NONE        0     0    85,987
LOEWS CORP                    COM             540424108   4,095   105,242 SH          SOLE        NONE        0     0   105,242
MERCK & CO INC NEW            COM             58933Y105   1,562    43,351 SH          SOLE        NONE        0     0    43,351
MICROSOFT CORP                COM             594918104     708    25,360 SH          SOLE        NONE        0     0    25,360
MONSANTO CO NEW               COM             61166W101   2,956    42,451 SH          SOLE        NONE        0     0    42,451
NORFOLK SOUTHERN CORP         COM             655844108   2,073    33,000 SH          SOLE        NONE        0     0    33,000
NORTHERN TR CORP              COM             665859104     831    15,000 SH          SOLE        NONE        0     0    15,000
PEPSICO INC                   COM             713448108     814    12,460 SH          SOLE        NONE        0     0    12,460
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408   1,423    37,600 SH          SOLE        NONE        0     0    37,600
PFIZER INC                    COM             717081103     603    34,425 SH          SOLE        NONE        0     0    34,425
PHILIP MORRIS INTL INC        COM             718172109   5,204    88,911 SH          SOLE        NONE        0     0    88,911
PROCTER & GAMBLE CO           COM             742718109   5,542    86,143 SH          SOLE        NONE        0     0    86,143
QUALCOMM INC                  COM             747525103     668    13,500 SH          SOLE        NONE        0     0    13,500
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206   2,987    44,727 SH          SOLE        NONE        0     0    44,727
SALESFORCE COM INC            COM             79466L302     588     4,458 SH          SOLE        NONE        0     0     4,458
SCHLUMBERGER LTD              COM             806857108   4,566    54,684 SH          SOLE        NONE        0     0    54,684
SIGMA ALDRICH CORP            COM             826552101   7,472   112,259 SH          SOLE        NONE        0     0   112,259
TYCO INTERNATIONAL LTD        SHS             H89128104   2,567    61,937 SH          SOLE        NONE        0     0    61,937
UNION PAC CORP                COM             907818108     257     2,775 SH          SOLE        NONE        0     0     2,775
UNITED TECHNOLOGIES CORP      COM             913017109     346     4,400 SH          SOLE        NONE        0     0     4,400
VERIZON COMMUNICATIONS INC    COM             92343V104     589    16,466 SH          SOLE        NONE        0     0    16,466
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209     438    16,583 SH          SOLE        NONE        0     0    16,583
WELLS FARGO & CO NEW          COM             949746101     524    16,894 SH          SOLE        NONE        0     0    16,894

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